Long-Term Investments (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Long-Term Investments (Details) [Line Items]
Aggregate amount (in Dollars)			$ 618,150	$ 618,150
Purchase of asset prepayment amounted (in Dollars)	$ 7,400,000
Common stock, shares percentage		28.85%	28.85%	28.85%
Purchase an additional shares (in Shares)				317,000
BioFirst Corporation [Member]
Long-Term Investments (Details) [Line Items]
Ownership percentage		23.53%	21.77%	21.77%
Purchase of additional shares (in Shares)		317,000
Converted loan amount (in Dollars)		$ 1,284,570
Converted a loan into shares (in Shares)		677,450
BioFirst Corporation [Member] | Equity Method Investments [Member]
Long-Term Investments (Details) [Line Items]
Purchase of additional shares (in Shares)		317,000
Purchase of asset prepayment amounted (in Dollars)		$ 589,620